Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events
Note 17. Subsequent Events

The Company evaluated subsequent events that have occurred after the balance sheet date, and through the date the financial statements were issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements, and (2) nonrecognized, or those that provide evidence about conditions that did not exist at the date of the balance sheet but arose after that date.

Based on this evaluation, the Company did not identify any recognized or nonrecognized subsequent events that would have required adjustment to or disclosure in the financial statements.

Note 28. Subsequent Events Effective March 13, 2014, the MOU was terminated by the Reserve Bank and the Bureau.